The tax effects of temporary differences that give rise to the Company’s net deferred tax assets are as follows (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Net operating loss carryforward	$ 297,929	$ 439,831
Allowance for doubtful accounts	48,958	44,900
Others	11,947	9,087
	358,834	493,818
Less valuation allowance	(297,929)	(439,831)
Total Deferred tax assets	60,905	53,987
Deferred tax liability:
Revenue cutoff	10,800	33,244
Total Deferred tax liability	10,800	33,244
Net Deferred tax assets	$ 50,105	$ 20,743